CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 61,912	$ 38,386
Restricted cash transferable to customers for processing activity	54,397	49,858
Short-term bank deposits	24,137	1,269
Receivables in respect of processing activity	72,356	43,261
Trade receivable, net	47,019	41,300
Inventory	20,308	20,563
Other current assets	10,717	8,772
Total current assets	290,846	203,409
NON-CURRENT ASSETS:
Long-term bank deposits	2,119	2,304
Other long-term assets	5,571	5,883
Investment in associate	4,486	5,024
Right-of-use assets, net	6,373	5,341
Property and equipment, net	11,347	5,487
Goodwill and intangible assets, net	113,946	96,411
Total non-current assets	143,842	120,450
TOTAL ASSETS	434,688	323,859
CURRENT LIABILITIES:
Short-term bank credit	34,530	47,477
Current maturities of long-term bank loans	2,386	1,101
Current maturities of loans from others and other long-term liabilities	4,451	5,422
Current maturities of leases liabilities	2,637	2,145
Payables in respect of processing activity	139,780	104,523
Trade payables	17,265	17,464
Other payables	31,122	25,650
Total current liabilities	232,171	203,782
NON-CURRENT LIABILITIES:
Long-term bank loans	15,417	327
Long-term loans from others and other long-term liabilities	20,762	14,476
Post-employment benefit obligations, net	715	427
Lease liabilities	4,412	4,149
Deferred income taxes	2,524	3,108
Total non-current liabilities	43,830	22,487
TOTAL LIABILITIES	276,001	226,269
Equity attributed to parent company’s shareholders:
Share capital	9	8
Additional paid in capital	218,792	153,524
Capital reserves	10,129	9,643
Accumulated deficit	(70,243)	(65,585)
TOTAL EQUITY	158,687	97,590
TOTAL EQUITY AND LIABILITIES	$ 434,688	$ 323,859